Cover Page	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	KORE Group Holdings, Inc.
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001855457